Revenue Recognition	6 Months Ended
Jun. 30, 2020
Revenue Recognition [Abstract]
Revenue
2.	Revenue Recognition
The Company receives its revenue streams from three different sources; vessels on time charters (which are accounted for as leases under ASC 842); voyage charters; and contracts of affreightment (“COA”) accounted for under Topic 606. With time charters, the Company receives a fixed charter hire per on-hire
day and revenue is recognized ratably over the term of the charter. In the case of voyage charters or COAs, the vessel is contracted for a voyage, or a series of voyages, between two or more ports and the Company is paid for the cargo transported. Revenue under these performance obligations is recognized on a load port to discharge port basis and determined percentage of completion for all voyage charters on a time elapsed basis. Time charter revenue is payable monthly in advance whilst revenue from voyage charters and COAs is due upon discharge of the cargo at the discharge port
.
Under the revenue recognition standard, the Company has identified certain costs incurred to fulfill a contract following the commencement of a contract or charter party but before the commencement of loading the cargo. These directly related costs are generally bunkers and any canal or port costs to get the vessel from its position at inception of the contract to the load port. These costs are deferred and amortized over the duration of the performance obligation on a time basis.
In addition, accrued income relates to our conditional right to consideration for our completed performance under contracts and is recognized when the right to consideration becomes unconditional. Contract liabilities or deferred income includes payments received in advance of performance under contracts and is recognized when performance under the respective contract has been completed.
Operating revenue
The following table compares our operating revenue by the source of revenue stream for the three and six months ended June 30, 2019 and 2020:

	Three months ended June 30, (in thousands)		Six months ended June 30, (in thousands)
	2019	2020	2019	2020
Operating revenue:
Time charters	$37,735	$43,146	$78,357	$93,841
Voyage charters (*)	35,851	36,723	71,332	67,285
Voyage charters from Luna Pool collaborative arrangements (**)	—	2,596	—	2,596

Total operating revenue	$73,586	$82,465	$149,689	$163,722
Time charter revenues:
As of June 30, 2020, of the Company’s 38 owned vessels, sixteen were subject to time charters, ten of which will expire within one year, two of which will expire within three years and four will expire in more than three years. The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each June 30, is as follows:

(in thousands)
Within 1 year:	$88,363
2 years:	$54,346
3 years:	$38,121
4 years:	$30,417
5 years:	$21,516
More than 5 years:	$38,421
For time charter revenues accounted for under Topic 842, the amount of accrued income on the Company’s consolidated balance sheets as of June 30, 2020 was $4.8 million (December 31, 2019: $1.8 million). The amount of hire payments received in advance under time charter contracts, recognized as a liability and reflected within deferred income on the Company’s consolidated balance sheets as of June 30, 2020 was $10.7 million (December 31, 2019: $11.2 million). Deferred income allocated to time charters will be recognized ratably over time, which is expected to be primarily within one month from June 30, 2020.

*	Voyage Charter revenues:
Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of any address commissions.
As of June 30, 2020, for voyage charters and contracts of affreightment, services accounted for under Topic 606, the amount of contract assets reflected within accrued income on the Company’s consolidated balance sheets was $5.0 million (December 31, 2019: $4.4 million). The amount of contract liabilities reflected within deferred income on the Company’s consolidated balance sheets was $5.5 million (December 31, 2019: $3.0 million).
The amount allocated to costs incurred to obtain and fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences was $1.3 million (December 31, 2019: $1.3 million) and is reflected within prepaid expenses and other current assets on the Company’s consolidated balance sheets.
Amounts allocated to unsatisfied performance obligations at the reporting date will be recognized over time, which is expected to occur within three months from June 30, 2020. Deferred income of $3.0 million relating to unsatisfied or partially satisfied performance obligations at December 31, 2019 has been recognized as revenue in the six months ended June 30, 2020 as the performance obligations have been satisfied.

**	Voyage charter revenues from Luna Pool collaborative arrangements:
Our share of pool net revenues which are accounted for under Topic 606 by the Pool Manager, are generated by the other Pool Participant’s vessels in the Luna Pool and include revenues from voyage charters and contracts of affreightment, are accounted for under ASC 808, the Collaborative Arrangements standard, for the three and six months ended June 30, 2020.